Organization (Details)	3 Months Ended		9 Months Ended	12 Months Ended	11 Months Ended	5 Months Ended		10 Months Ended	12 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended		7 Months Ended	10 Months Ended	2 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Nov. 30, 2013	May 21, 2012	May 31, 2012	Oct. 30, 2012	Dec. 31, 2011	May 31, 2014	May 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Aug. 07, 2014	Dec. 31, 2014	Feb. 28, 2014
Schedule of Trading Advisors [Line Items]
Annualized flat rate brokerage fee (in hundredths)	4.00%	6.00%	4.00%
Annualized general partner administrative fee (in hundredths)	2.00%			2.00%
Annualized ongoing placement agent fee (in hundredths)	2.00%			2.00%
Asian Markets Alpha Programme [Member]
Schedule of Trading Advisors [Line Items]
Leverage applied to assets (in hundredths)				50.00%
Emerging Markets Alpha Programme [Member]
Schedule of Trading Advisors [Line Items]
Leverage applied to assets (in hundredths)				50.00%
Blackwater Capital Management LLC [Member]
Schedule of Trading Advisors [Line Items]
Incentive fee, monthly trading profits basis (in hundredths)				20.00%
Management fee, monthly basis (in hundredths)				0.0625%	0.1042%
Management fee, annual basis (in hundredths)				0.75%	1.25%
Chesapeake Capital Corporation [Member]
Schedule of Trading Advisors [Line Items]
Leverage applied to assets (in hundredths)				50.00%		75.00%	50.00%
Incentive fee, monthly trading profits basis (in hundredths)								19.00%
Management fee, monthly basis (in hundredths)				0.0833%			0.1667%	0.1667%
Management fee, annual basis (in hundredths)				1.00%			2.00%	2.00%
Change in leverage applied to assets (in hundredths)							(33.33%)
Aspect Capital Limited [Member]
Schedule of Trading Advisors [Line Items]
Incentive fee, monthly trading profits basis (in hundredths)				20.00%
Management fee, monthly basis (in hundredths)				0.125%			0.1667%
Management fee, annual basis (in hundredths)				1.50%			2.00%
Winton Capital Management Limited [Member]
Schedule of Trading Advisors [Line Items]
Incentive fee, monthly trading profits basis (in hundredths)				20.00%
Management fee, monthly basis (in hundredths)				0.125%					0.1667%
Management fee, annual basis (in hundredths)				1.50%					2.00%
Campbell & Company, Inc. [Member]
Schedule of Trading Advisors [Line Items]
Incentive fee, monthly trading profits basis (in hundredths)				20.00%
Management fee, monthly basis (in hundredths)				0.1667%						0.1667%	0.1667%	0.125%
Management fee, annual basis (in hundredths)				2.00%						2.00%	2.00%	1.50%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Schedule of Trading Advisors [Line Items]
Annualized flat rate brokerage fee (in hundredths)	3.60%												4.60%
Annualized general partner administrative fee (in hundredths)	1.60%			1.60%
Annualized ongoing placement agent fee (in hundredths)	2.00%			2.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Krom River [Member]
Schedule of Trading Advisors [Line Items]
Incentive fee, monthly trading profits basis (in hundredths)				20.00%
Management fee, monthly basis (in hundredths)				0.0833%										0.1667%
Management fee, annual basis (in hundredths)				1.00%										2.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge [Member]
Schedule of Trading Advisors [Line Items]
Leverage applied to assets (in hundredths)				200.00%
Incentive fee, monthly trading profits basis (in hundredths)				15.00%
Management fee, monthly basis (in hundredths)				0.125%
Management fee, annual basis (in hundredths)				1.50%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge [Member] | Asian Markets Alpha Programme [Member]
Schedule of Trading Advisors [Line Items]
Asset allocation (in hundredths)				50.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge [Member] | Emerging Markets Alpha Programme [Member]
Schedule of Trading Advisors [Line Items]
Asset allocation (in hundredths)				50.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Ceres Managed Futures [Member]
Schedule of Trading Advisors [Line Items]
Required interest in the equity of each Partnership (in hundredths)	1.00%		1.00%	1.00%								1.00%				1.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Schedule of Trading Advisors [Line Items]
Annualized flat rate brokerage fee (in hundredths)	4.00%	6.00%	4.00%
Annualized general partner administrative fee (in hundredths)	2.00%			2.00%
Annualized ongoing placement agent fee (in hundredths)	2.00%			2.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Northfield [Member]
Schedule of Trading Advisors [Line Items]
Incentive fee, monthly trading profits basis (in hundredths)															20.00%
Management fee, monthly basis (in hundredths)				0.0833%	0.1667%										0.0833%
Management fee, annual basis (in hundredths)				1.00%	2.00%										1.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Trading Advisors [Line Items]
Annualized flat rate brokerage fee (in hundredths)	4.00%	6.00%	4.00%
Annualized general partner administrative fee (in hundredths)	2.00%			2.00%
Annualized ongoing placement agent fee (in hundredths)	2.00%			2.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Asian Markets Alpha Programme [Member]
Schedule of Trading Advisors [Line Items]
Leverage applied to assets (in hundredths)						75.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Emerging Markets Alpha Programme [Member]
Schedule of Trading Advisors [Line Items]
Leverage applied to assets (in hundredths)						75.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Blackwater Capital Management LLC [Member]
Schedule of Trading Advisors [Line Items]
Incentive fee, monthly trading profits basis (in hundredths)																20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Blenheim Capital Management, L.L.C. [Member]
Schedule of Trading Advisors [Line Items]
Incentive fee, monthly trading profits basis (in hundredths)				20.00%													15.00%
Management fee, monthly basis (in hundredths)				0.1667%												0.1667%	0.25%
Management fee, annual basis (in hundredths)				2.00%												2.00%	3.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Aventis Asset Management LLC [Member]
Schedule of Trading Advisors [Line Items]
Incentive fee, monthly trading profits basis (in hundredths)				20.00%
Management fee, monthly basis (in hundredths)				0.1042%												0.1042%	0.125%
Management fee, annual basis (in hundredths)				1.25%												1.25%	1.50%